Vanguard U.S. Growth Fund

Schedule of Investments (unaudited)
As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (96.7%)
Communication Services (11.6%)
*	Alphabet Inc. Class C	595,737	851,260
*	Facebook Inc. Class A	3,699,611	832,745
*	Netflix Inc.	1,706,402	716,228
*	Alphabet Inc. Class A	358,964	514,582
*	Charter Communications Inc. Class A	380,156	206,805
	Tencent Holdings Ltd.	2,340,625	126,759
*	Roku Inc.	877,141	96,056
	Activision Blizzard Inc.	814,434	58,623
*	Zillow Group Inc. Class A	852,459	49,409
*	Zynga Inc.	3,258,114	29,812
*	Take-Two Interactive Software Inc.	177,566	24,179
*	Electronic Arts Inc.	158,109	19,428
*,^	Match Group Inc.	143,393	12,768
*	Eventbrite Inc. Class A	1,257,484	10,839
	Comcast Corp. Class A	53,786	2,130
			3,551,623
Consumer Discretionary (16.9%)
*	Amazon.com Inc.	891,847	2,178,220
*,^	Tesla Inc.	910,066	759,905
	Home Depot Inc.	1,381,092	343,174
	NIKE Inc. Class B	2,944,759	290,294
*,^	Wayfair Inc.	1,573,571	269,946
	Lululemon Athletica Inc.	846,968	254,171
*	Alibaba Group Holding Ltd. ADR	1,101,571	228,455
*	Chegg Inc.	2,266,044	138,410
	Kering SA	189,825	99,518
*,^	Chewy Inc.	1,926,925	85,633
*	O'Reilly Automotive Inc.	172,423	71,942
	Ross Stores Inc.	637,299	61,792
	TJX Cos. Inc.	966,551	50,995
*,^	Stitch Fix Inc. Class A	1,712,098	39,584
*	Booking Holdings Inc.	21,736	35,634
	eBay Inc.	707,919	32,239
	Domino's Pizza Inc.	65,373	25,223
	Target Corp.	189,894	23,230
	MGM Resorts International	1,245,332	21,395
	Best Buy Co. Inc.	223,996	17,492
*	NVR Inc.	5,001	16,111
	H&R Block Inc.	947,422	16,106
	Expedia Group Inc.	176,924	14,062
	Hanesbrands Inc.	1,394,816	13,753
	Las Vegas Sands Corp.	278,229	13,338
*	Planet Fitness Inc. Class A	116,302	7,517
	Lowe's Cos. Inc.	56,028	7,303

* LKQ Corp.	224,394	6,162
Polaris Inc.	65,919	5,757
* Under Armour Inc. Class C	474,404	3,729
* frontdoor Inc.	78,340	3,576
Starbucks Corp.	42,897	3,345
Gentex Corp.	125,746	3,325
Yum China Holdings Inc.	71,684	3,322
Yum! Brands Inc.	36,506	3,276
Service Corp. International	77,428	3,053
McDonald's Corp.	16,326	3,042
* Etsy Inc.	34,695	2,810
Tractor Supply Co.	18,448	2,251
* Under Armour Inc. Class A	191,088	1,672
		5,160,762
Consumer Staples (1.9%)
Costco Wholesale Corp.	613,030	189,101
Constellation Brands Inc. Class A	708,870	122,422
* Monster Beverage Corp.	1,303,214	93,714
Coca-Cola Co.	523,053	24,416
Campbell Soup Co.	458,126	23,355
Procter & Gamble Co.	187,234	21,704
Hershey Co.	157,636	21,388
PepsiCo Inc.	155,550	20,463
Sysco Corp.	363,420	20,046
Altria Group Inc.	352,986	13,784
Clorox Co.	20,558	4,240
Kellogg Co.	54,746	3,576
Casey's General Stores Inc.	19,572	3,126
* Sprouts Farmers Market Inc.	103,929	2,612
* Pilgrim's Pride Corp.	110,934	2,293
		566,240
Energy (0.0%)
ConocoPhillips	94,225	3,974

Financials (4.7%)
MarketAxess Holdings Inc.	540,891	275,092
S&P Global Inc.	602,335	195,771
CME Group Inc.	909,373	166,052
KKR & Co. Inc.	4,609,626	127,917
Progressive Corp.	1,612,270	125,241
First Republic Bank	1,079,753	116,797
American Express Co.	897,661	85,341
Marsh & McLennan Cos. Inc.	604,693	64,049
Goldman Sachs Group Inc.	297,260	58,409
* Markel Corp.	59,065	53,006
Interactive Brokers Group Inc.	925,104	39,178
Blackstone Group LP Class A	587,583	33,375
Discover Financial Services	400,638	19,034
LPL Financial Holdings Inc.	207,708	14,828
* Athene Holding Ltd. Class A	506,970	14,646
Synchrony Financial	518,579	10,563
Lazard Ltd. Class A	316,079	8,490
Ameriprise Financial Inc.	50,266	7,041
CIT Group Inc.	292,498	5,306
Cboe Global Markets Inc.	41,493	4,417
Intercontinental Exchange Inc.	41,455	4,031

	Voya Financial Inc.	55,737	2,511
	Aon plc Class A	10,518	2,072
*	Arch Capital Group Ltd.	60,379	1,704
			1,434,871
Health Care (11.7%)
*	Illumina Inc.	1,039,490	377,387
	UnitedHealth Group Inc.	1,209,168	368,615
*	IQVIA Holdings Inc.	1,467,842	219,472
*	Intuitive Surgical Inc.	367,638	213,241
*	ABIOMED Inc.	919,211	205,811
	AstraZeneca plc ADR	3,665,899	200,158
	Vertex Pharmaceuticals Inc.	510,580	147,027
	Danaher Corp.	764,912	127,442
	Zoetis Inc.	823,108	114,733
	Boston Scientific Corp.	2,960,659	112,475
	BioMarin Pharmaceutical Inc.	978,409	104,250
	Thermo Fisher Scientific Inc.	293,629	102,532
*	Penumbra Inc.	543,085	93,639
*	Edwards Lifesciences Corp.	397,780	89,389
*	Alnylam Pharmaceuticals Inc.	635,380	85,948
*	Teladoc Health Inc.	466,492	81,198
*	Novocure Ltd.	1,203,224	81,133
*	Mettler-Toledo International Inc.	97,471	77,489
	Merck & Co. Inc.	897,045	72,409
*,^	Moderna Inc.	1,091,784	67,145
	AbbVie Inc.	624,502	57,873
	Eli Lilly & Co.	338,144	51,719
*	Denali Therapeutics Inc.	1,735,333	48,294
*	Glaukos Corp.	1,208,555	47,109
*	Seattle Genetics Inc.	280,537	44,103
	Johnson & Johnson	256,364	38,134
*	Biogen Inc.	108,476	33,312
	Humana Inc.	68,800	28,253
	Cigna Corp.	131,322	25,912
	AmerisourceBergen Corp. Class A	253,851	24,202
*	Veeva Systems Inc. Class A	107,342	23,494
*	Align Technology Inc.	91,414	22,453
*	PRA Health Sciences Inc.	215,795	22,335
*	Henry Schein Inc.	355,322	21,575
	HCA Healthcare Inc.	194,067	20,746
	McKesson Corp.	101,602	16,121
*	Charles River Laboratories International Inc.	88,405	15,883
	Amgen Inc.	48,977	11,250
*	DexCom Inc.	28,111	10,635
	Bruker Corp.	158,088	6,842
*	Centene Corp.	99,479	6,591
*	Incyte Corp.	63,864	6,508
	STERIS plc	35,295	5,855
*	Avantor Inc.	289,551	5,493
	Abbott Laboratories	50,825	4,824
	Agilent Technologies Inc.	30,518	2,690
	Bristol-Myers Squibb Co.	37,502	2,240
*	IDEXX Laboratories Inc.	6,687	2,066
	Becton Dickinson and Co.	7,983	1,971
*	Hologic Inc.	36,829	1,952
			3,551,928

Industrials (6.2%)
*	Uber Technologies Inc.	11,263,021	409,073
	Waste Management Inc.	1,429,966	152,649
	TransUnion	1,669,379	144,051
	Lockheed Martin Corp.	366,136	142,222
	IHS Markit Ltd.	1,573,838	109,319
	Northrop Grumman Corp.	301,257	100,981
*	CoStar Group Inc.	151,914	99,777
*	Copart Inc.	1,085,791	97,059
	Equifax Inc.	611,562	93,911
	Watsco Inc.	454,613	80,880
	Boeing Co.	518,326	75,598
	Canadian National Railway Co. (XNYS)	743,309	63,954
	HEICO Corp. Class A	491,360	41,250
	Rockwell Automation Inc.	143,880	31,101
	JB Hunt Transport Services Inc.	238,631	28,557
	United Parcel Service Inc. Class B	234,557	23,388
	Illinois Tool Works Inc.	130,017	22,423
	IDEX Corp.	122,453	19,515
*	Lyft Inc. Class A	564,278	17,639
	Landstar System Inc.	143,894	16,729
	Nielsen Holdings plc	1,082,122	15,031
	WW Grainger Inc.	47,701	14,769
	Armstrong World Industries Inc.	180,453	13,604
	Union Pacific Corp.	74,760	12,699
	Allison Transmission Holdings Inc.	305,789	11,534
	Expeditors International of Washington Inc.	111,533	8,518
	Huntington Ingalls Industries Inc.	34,602	6,916
	Honeywell International Inc.	43,700	6,373
	CoreLogic Inc.	111,778	5,540
	Spirit AeroSystems Holdings Inc. Class A	227,494	4,930
	Hubbell Inc.	33,351	4,083
*	JetBlue Airways Corp.	346,367	3,488
	Alaska Air Group Inc.	68,579	2,345
	CSX Corp.	28,439	2,036
	KAR Auction Services Inc.	137,710	1,976
	Cintas Corp.	7,004	1,737
	Acuity Brands Inc.	15,056	1,297
			1,886,952
Information Technology (41.8%)
	Microsoft Corp.	10,999,190	2,015,602
	Apple Inc.	4,345,387	1,381,572
	Mastercard Inc. Class A	3,165,783	952,553
*	Shopify Inc. Class A	979,780	742,477
	Visa Inc. Class A	3,690,157	720,466
*	Adobe Inc.	1,556,414	601,710
*	PayPal Holdings Inc.	3,854,272	597,451
*	salesforce.com Inc.	2,973,080	519,665
*	ServiceNow Inc.	1,313,857	509,685
	NVIDIA Corp.	1,209,420	429,368
*	Workday Inc. Class A	2,153,966	395,102
*	Coupa Software Inc.	1,281,299	291,508
*	Autodesk Inc.	1,354,833	285,030
*,^	Trade Desk Inc. Class A	776,203	241,834
*	Twilio Inc.	1,161,679	229,548
*	Slack Technologies Inc. Class A	6,232,670	218,455
1	Adyen NV	132,144	173,278

*	Advanced Micro Devices Inc.	3,125,570	168,156
*	FleetCor Technologies Inc.	660,371	160,992
	SS&C Technologies Holdings Inc.	2,467,598	142,862
	Fidelity National Information Services Inc.	994,137	138,016
	Global Payments Inc.	689,259	123,715
	Microchip Technology Inc.	1,249,989	120,024
*	Paycom Software Inc.	393,959	117,096
*	Zoom Video Communications Inc. Class A	607,589	109,050
*	DocuSign Inc. Class A	766,238	107,074
*	Atlassian Corp. plc Class A	563,070	104,337
*	Splunk Inc.	552,520	102,680
*	Square Inc.	1,199,789	97,279
	CDW Corp.	833,489	92,442
	RingCentral Inc. Class A	333,303	91,408
	Crowdstrike Holdings Inc. Class A	828,990	72,794
*	Tyler Technologies Inc.	178,063	66,829
	Accenture plc Class A	254,301	51,272
	Texas Instruments Inc.	429,311	50,976
*,^	Appian Corp. Class A	771,805	43,962
	Oracle Corp.	708,706	38,107
*	Cadence Design Systems Inc.	398,317	36,362
*	Yext Inc.	2,268,597	35,821
*	Synopsys Inc.	178,908	32,366
*	Fortinet Inc.	230,079	32,027
	Cisco Systems Inc.	636,838	30,454
*	Manhattan Associates Inc.	325,871	28,807
	Booz Allen Hamilton Holding Corp. Class A	323,881	25,833
	Lam Research Corp.	91,991	25,175
*	Ceridian HCM Holding Inc.	339,425	23,376
	Teradyne Inc.	319,221	21,394
	Monolithic Power Systems Inc.	92,006	19,298
	QUALCOMM Inc.	231,904	18,756
*	Cloudflare Inc. Class A	623,857	18,136
	HP Inc.	1,128,324	17,083
	Jabil Inc.	565,500	16,920
*	Dell Technologies Inc.	304,075	15,094
*	Fair Isaac Corp.	28,506	11,478
*	Teradata Corp.	460,956	9,869
*	GoDaddy Inc. Class A	112,456	8,687
	Broadcom Inc.	24,991	7,279
	Citrix Systems Inc.	48,404	7,170
*	Paylocity Holding Corp.	54,575	7,095
*	New Relic Inc.	35,858	2,372
*	Dropbox Inc. Class A	89,589	2,022
			12,757,249
Materials (0.8%)
	Ball Corp.	2,560,058	182,430
*	Element Solutions Inc.	1,967,114	21,422
	Scotts Miracle-Gro Co.	114,474	16,320
*	Crown Holdings Inc.	81,944	5,362
*	Axalta Coating Systems Ltd.	230,226	5,320
	Sealed Air Corp.	56,882	1,826

Other (0.0%)
*,§,2	The We Company Class A PP			19,046	97

Real Estate (1.1%)
	American Tower Corp.			436,517	112,696
*	Redfin Corp.			2,799,073	83,944
	Equinix Inc.			108,853	75,939
	Iron Mountain Inc.			804,934	20,735
	American Homes 4 Rent Class A			779,231	19,668
	Simon Property Group Inc.			139,884	8,071
	Crown Castle International Corp.			12,856	2,213
	SBA Communications Corp. Class A			7,002	2,200
					325,466
Utilities (0.0%)
	NRG Energy Inc.			171,224	6,173

Total Common Stocks (Cost $16,204,944)					29,478,015
		Coupon
Preferred Stocks (0.0%)
*,§,2,3Airbnb Inc.		8.000%		128,123	11,096
*,§,2,3The We Company Pfd. D1 PP				260,418	2,034
*,§,2,3The We Company Pfd. D2 PP				204,614	1,598
Total Preferred Stocks (Cost $19,671)					14,728
Temporary Cash Investments (4.5%)
Money Market Fund (4.2%)
4,5	Vanguard Market Liquidity Fund	0.307%		12,729,166	1,272,917

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (0.1%)
	Bank of America Securities, LLC	0.060%	6/1/20	30,500	30,500
	(Dated 5/29/20, Repurchase Value
	$30,500,000, collateralized by
	Government National Mortgage Assn.
	3.403%-3.691%, 2/20/70-3/20/70, with a
	value of $31,110,000)
U.S. Government and Agency Obligations (0.2%)
6	United States Cash Management Bill	0.100%-0.135%	7/14/20	32,900	32,895
6	United States Cash Management Bill	0.210%	9/15/20	5,000	4,997
6	United States Cash Management Bill	0.116%	9/29/20	4,710	4,707
6	United States Cash Management Bill	0.140%	10/13/20	23,500	23,486
					66,085
Total Temporary Cash Investments (Cost $1,369,260)					1,369,502
Total Investments (101.2%) (Cost $17,593,875)					30,862,245
Other Assets and Liabilities—Net (-1.2%)5,6					(367,474)
Net Assets (100%)					30,494,771
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $371,038,000.
§ Security value determined using significant unobservable inputs.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, the value of this security represented 0.6% of net assets.

2 Restricted securities totaling $14,825,000, representing 0.0% of net assets. See Restricted Securities table for additional information.
3 Perpetual security with no stated maturity date.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Collateral of $366,815,000 was received for securities on loan.
6 Securities with a value of $64,917,000 and cash of $1,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
PP—Private Placement.

Restricted Securities as of Period End
				Acquisition Cost
Security Name		Acquisition Date		($000)
The We Company Pfd. D1 PP		December 2014		4,336
The We Company Pfd. D2 PP		December 2014		3,407
The We Company Class A PP		December 2014		317
Airbnb Inc.			June 2015	11,928

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number		Unrealized
	of Long (Short)		Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	5,159	784,684	82,669
E-mini S&P Mid-Cap 400 Index	June 2020	262	46,172	5,926
				88,595

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are

U.S. Growth Fund

valued using the latest bid prices or using valuations based on a matrix system (whic h considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

U.S. Growth Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	29,078,363	399,555	97	29,478,015
Preferred Stocks	—	—	14,728	14,728
Temporary Cash Investments	1,272,917	96,585	—	1,369,502
Total	30,351,280	496,140	14,825	30,862,245
Derivative Financial Instruments
Assets
Futures Contracts[1]	964	—	—	964
Liabilities
Futures Contracts[1]	262	—	—	262
1 Represents variation margin on the last day of the reporting period.

F. Transactions during the period in investments where the issuer is another member of The
Vanguard Group were as follows:

					Current Period Transactions
	Aug. 31,		Proceeds					May 31,
	2019		from	Realized	Change in		Capital Gain	2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Growth
ETF	95,486	—	105,127	15,249	(5,608)	371	—	—
Vanguard Market
Liquidity Fund	989,536	NA [1]	NA [1]	(236)	192	8,311	—	1,272,917
Total	1,085,022			15,013	(5,416)	8,682	—	1,272,917
1 Not applicable —purchases and sales are for temporary cash investme nt purposes.